MERRILL LYNCH
GLOBAL
CONVERTIBLE
FUND, INC.








FUND LOGO








Semi-Annual Report

April 30, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Convertible
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL CONVERTIBLE FUND, INC.


Officers and
Directors

Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Harry E. Dewdney, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



TO OUR SHAREHOLDERS


The Dow Jones Industrial Average (DJIA) closed at 7,008.99 on April 30, 1997, reflecting a year-to-date gain of 8.8%. However, during this time we have witnessed extreme volatility, erratic behavior and surges up as well as down in both stock and bond markets in the United States. The DJIA fell almost 10% during March and April after reaching a new high of 7,085 on March 11. Then, on April 29, the DJIA rocketed upward with a gain of 179 points, again coming close to the all-time high of 7,085. This large gain for 1997-to-date contrasts sharply with some other equity averages such as the NASDAQ COMB Composite Index which was down 2.35% for the same period. All in all, we have experienced a rather perplexing pattern of performance. The US bond market was also erratic, with yields moving up and down almost on a daily basis based on economic and financial news.

The reason for this turmoil is primarily over investor concerns regarding the direction of the economy, interest rates, inflation and, to some extent, the strength of the US dollar. On the economic front, indications have been that the economy had cooled a bit and that there did not appear to be signs of overheating. However, the gross domestic product's rise of 5.6% in the first quarter of 1997 was well above most forecasts of 4%. The consensus of economists is that this gain will not continue in the foreseeable future. In addition, the move by the Federal Open Market Committee on March 25, 1997 to raise interest rates 0.25%, while expected by many, caused a sell off in both equity and bond markets. On the inflation front, there still appears to be little cause for concern, as first-quarter wage inflation appeared to be benign. The US dollar is still rather strong but there are signs that the Group of Seven Industrialized Nations feel that the dollar has risen enough, especially against the Japanese yen. It remains to be seen whether intervention will eventually be used to cool the dollar's strength.

In Europe, most equity markets were very firm, some showing better returns than in the United States. However, in dollar terms, much of the strength disappears. For example, while the French CAC 40 Index was up 13.98% in local terms, the US dollar basis return was only +1.42% year-to-date. These markets generally appear to be in quiet trading ranges at present.

In Asia, the Japanese equity market finally showed some improvement with the Nikkei 225 Index down only 1% after being sharply lower earlier in the year. Other markets have been mixed with the Singapore market, among others, sharply lower.

During the six months ended April 30, 1997, convertible bonds in general have been mixed with US issues, especially small-capitaliz-ation and NASDAQ company issues, generally lower. European convertibles have fared little better, and Japanese issues have been mixed, with certain stocks such as Sony Corp. and Toyota Motor Corp. showing good strength.

For the calendar year-to-date period ended April 30, 1997, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +3.71%, +3.34%, +3.36% and +3.64%, respectively. This compares favorably not only with the Lipper Overseas Fund Average of +0.03% but also with the Domestic Lipper Convertible Securities Fund Average of +2.07% for the same period.

In our opinion, worldwide conditions in coming weeks will continue to be volatile with both equity and bond markets rather erratic. However, we believe that the climate for our Fund will be favorable and that there will be opportunities for satisfactory total returns. Global convertible issues should offer good upside potential during firm equity and bond markets, yet offer a degree of protection when market conditions become adverse.

In Conclusion
We thank you for your ongoing interest in Merrill Lynch Global
Convertible Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President

(Harry E. Dewdney)
Harry E. Dewdney
Vice President and Portfolio Manager


May 30, 1997



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


PERFORMANCE DATA (continued)

Performance
Summary--
Class A Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
11/4/88--12/31/88                 $ 9.97        $ 9.76        $0.173           $0.101            + 0.68%
1989                                9.76          9.50         0.431            0.483            + 6.83
1990                                9.50          8.20         0.047            0.497            - 8.07
1991                                8.20          9.06         0.151            0.382            +17.22
1992                                9.06          9.67         0.123            0.267            +11.12
1993                                9.67         10.68         0.081            0.327            +14.74
1994                               10.68         10.29         0.029            0.304            - 0.54
1995                               10.29         10.27          --              1.280            +12.54
1996                               10.27         10.54         0.190            0.388            + 8.40
1/1/97--4/30/97                    10.54         10.83          --              0.099            + 3.71
                                                              ------           ------
                                                        Total $1.225     Total $4.128

                                                           Cumulative total return as of 4/30/97:+85.93%**

 *Figures may include short-term capital gains distributions.
**Figures do not include any sales charge; results would be lower if sales charge was included.

Performance
Summary--
Class B Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
2/26/88--12/31/88                 $10.00        $ 9.77        $0.173           $0.313            + 2.63%
1989                                9.77          9.51         0.431            0.376            + 5.68
1990                                9.51          8.25         0.047            0.373            - 8.94
1991                                8.25          9.12         0.151            0.284            +15.99
1992                                9.12          9.74         0.123            0.166            + 9.99
1993                                9.74         10.74         0.081            0.228            +13.48
1994                               10.74         10.35         0.029            0.205            - 1.45
1995                               10.35         10.35          --              1.146            +11.30
1996                               10.35         10.63         0.190            0.272            + 7.26
1/1/97--4/30/97                    10.63         10.92          --              0.064            + 3.34
                                                              ------           ------
                                                        Total $1.225     Total $3.427

                                                          Cumulative total return as of  4/30/97:+73.85%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $10.74        $10.33        $0.029           $0.162            - 2.03%
1995                               10.33         10.34          --              1.146            +11.43
1996                               10.34         10.60         0.190            0.277            + 7.12
1/1/97--4/30/97                    10.60         10.90          --              0.055            + 3.36
                                                              ------           ------
                                                        Total $0.219     Total $1.640

                                                          Cumulative total return as of  4/30/97:+20.87%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class D Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $10.69        $10.30        $0.029           $0.170            - 1.78%
1995                               10.30         10.29          --              1.252            +12.34
1996                               10.29         10.55         0.190            0.365            + 8.04
1/1/97--4/30/97                    10.55         10.84          --              0.092            + 3.64
                                                              ------           ------
                                                        Total $0.219     Total $1.879

                                                          Cumulative total return as of  4/30/97:+23.56%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/97                         +7.63%         +1.98%
Five Years Ended 3/31/97                   +8.89          +7.72
Inception (11/4/88) through 3/31/97        +7.43          +6.75

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 3/31/97                         +6.41%         +2.41%
Five Years Ended 3/31/97                   +7.75          +7.75
Inception (2/26/88) through 3/31/97        +6.07          +6.07

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 3/31/97                         +6.47%         +5.47%
Inception (10/21/94) through 3/31/97       +7.36          +7.36

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/97                         +7.28%         +1.65%
Inception (10/21/94) through 3/31/97       +8.26          +5.89

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


PERFORMANCE DATA (concluded)

Recent
Performance
Results
                                                                                                    12 Month    3 Month
                                                                  4/30/97    1/31/97     4/30/96    % Change    % Change
ML Global Convertible Fund, Inc. Class A Shares*                   $10.83     $10.62      $10.53    + 4.73%(1)  +1.98%
ML Global Convertible Fund, Inc. Class B Shares*                    10.92      10.70       10.60    + 4.89(1)   +2.06
ML Global Convertible Fund, Inc. Class C Shares*                    10.90      10.68       10.58    + 4.90(1)   +2.06
ML Global Convertible Fund, Inc. Class D Shares*                    10.84      10.63       10.54    + 4.73(1)   +1.98
Dow Jones Industrial Average**                                   7,008.99   6,813.09    5,569.08    +25.86      +2.88
S&P 500 Index**                                                    801.34     786.16      654.17    +22.50      +1.93
Japan Nikkei Dow Jones 225**                                    19,151.12  18,330.01   22,041.30    -13.11      +4.48
London Financial Times Index**                                   4,436.00   4,275.80    3,817.90    +16.19      +3.75
ML Global Convertible Fund, Inc. Class A Shares--Total Return*                                      + 9.01(2)   +2.93(3)
ML Global Convertible Fund, Inc. Class B Shares--Total Return*                                      + 7.90(4)   +2.67(5)
ML Global Convertible Fund, Inc. Class C Shares--Total Return*                                      + 7.84(6)   +2.59(7)
ML Global Convertible Fund, Inc. Class D Shares--Total Return*                                      + 8.72(8)   +2.86(9)
Dow Jones Industrial Average--Total Return**                                                        +28.60      +3.36
S&P 500 Index--Total Return**                                                                       +25.09      +2.38

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged broad-based Index comprised of common stocks.
(1)Percent change includes reinvestment of $0.190 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.426 per share ordinary income dividends and $0.190 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.099 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.304 per share ordinary income dividends and $0.190 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.064 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.296 per share ordinary income dividends and $0.190 per share capital gains distributions.
(7)Percent change includes reinvestment of $0.055 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.399 per share ordinary income dividends and $0.190 per share capital gains distributions.
(9)Percent change includes reinvestment of $0.092 per share ordinary income dividends.



SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
NORTH                                      Shares                                                           Value    Percent of
AMERICA             Industries              Held                 Common Stocks                  Cost      (Note 1a)  Net Assets
United States       Food/Beverage/         10,000    ConAgra Inc.                         $    309,079  $    576,250    1.24%
                    Tobacco &
                    Household

                    Machine Diversified    16,040    Cooper Industries, Inc.                   677,782       737,840    1.58

                    Metals & Mining        10,000  ++WHX Corp.                                 179,350        57,500    0.12

                    Retail Stores          15,000    Home Depot, Inc.                          707,041       870,000    1.87

                                                     Total Investments in United
                                                     States Common Stocks                    1,873,252     2,241,590    4.81

                                                          Convertible Preferred Stocks

Canada              Oil & Gas              15,000    Occidental Petroleum Corp.,
                    Producers                        Pfd., Series A                            870,900     1,065,000    2.29

                                                     Total Investments in Canadian
                                                     Convertible Preferred Stocks              870,900     1,065,000    2.29

United States       Data Processing        20,000    UNISYS Corp., $3.75 Pfd.,
                                                     Series A                                1,233,875       715,000    1.53

                    Insurance              25,000    American General Corp., Pfd.            1,306,729     1,459,375    3.13
                                           15,000    St. Paul Companies, Inc., Pfd.            784,736       922,500    1.98
                                                                                          ------------  ------------  -------
                                                                                             2,091,465     2,381,875    5.11

                    Metals & Mining        50,000    USX Corp., $3.25 Pfd.                   2,413,750     2,193,750    4.71
                                           20,500    WHX Corp., Pfd.                           923,730       668,812    1.44
                                           20,000    WHX Corp., Pfd., Series B               1,000,150       660,000    1.42
                                                                                          ------------  ------------  -------
                                                                                             4,337,630     3,522,562    7.57

                    Real Estate            40,000    Merry Land & Investment Company,
                    Investment Trust                 Inc., Pfd.                              1,011,637     1,065,000    2.29

                                                     Total Investments in United
                                                     States Convertible Preferred
                                                     Stocks                                  8,674,607     7,684,437   16.50

                                           Face
                                          Amount             Convertible Bonds

United States       Automobile     US$  1,500,000    The Pep Boys--Manny, Moe & Jack,
                    Parts                            4% due 9/01/1999                        1,461,250     1,533,750    3.29

                    Building &            800,000    Masco Corp., 5.25% due 2/15/2012          688,000       820,000    1.76
                    Construction

                    Chemicals           1,200,000    Ashland Oil Inc., 6.75% due
                                                     7/01/2014                               1,242,000     1,236,000    2.65

                    Computer              500,000    Cray Research, Inc., 6.125% due
                    Services                         2/01/2011                                 510,000       371,875    0.80

                    Industrial          1,500,000    Rouse Co., 5.75% due 7/23/2002          1,289,700     1,500,000    3.22

                    Insurance           1,000,000    Aegon N.V., 4.75% due 11/01/2004        1,253,750     2,510,000    5.39

                    Machine               424,000    Cooper Industries, Inc., 7.05% due
                    Diversified                      1/01/2015                                 432,480       470,640    1.01

                    Natural Gas         1,500,000    Consolidated Natural Gas Co.,
                                                     7.25% due 12/15/2015                    1,561,250     1,575,000    3.38

                    Oil & Related       1,500,000    Pennzoil Co., 4.75% due 10/01/2003      1,684,250     1,743,750    3.74

                    Pharmaceuticals     1,300,000    Alza Corp., 5% due 5/01/2006            1,264,250     1,295,125    2.78

                    Retail Stores       2,000,000    Home Depot, Inc., 3.25% due
                                                     10/01/2001                              2,054,375     2,040,000    4.38

                    Transportation        900,000    Alaska Air Group, Inc., 6.50%
                                                     due 6/15/2005                             936,750     1,112,625    2.39

                                                     Total Investments in United
                                                     States Convertible Bonds               14,378,055    16,208,765   34.79

                                                     Total Investments in North
                                                     American Securities                    25,796,814    27,199,792   58.39


SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US dollars)
PACIFIC                                    Shares                                                           Value    Percent of
BASIN               Industries              Held                 Common Stocks                  Cost      (Note 1a)  Net Assets
Hong Kong           Utilities--Electric    70,000    Shandong Huaneng Power Company
                                                     Ltd. (ADR) (a)                       $    704,200  $    813,750    1.75%

                                                     Total Investments in Hong Kong
                                                     Common Stocks                             704,200       813,750    1.75

Japan               Financial Services     10,000    Daiwa Securities Co., Ltd.                109,055        66,604    0.14
                                           10,000    Nikko Securities Co., Ltd.                 91,790        55,805    0.12
                                           10,000    Yamaichi Securities Co., Ltd.              94,005        26,169    0.06
                                                                                          ------------  ------------  -------
                                                                                               294,850       148,578    0.32

                    Machinery              20,000    Shimadzu Corp.                            156,900        95,373    0.20

                    Trading                50,000    Marubeni Corp.                            241,883       185,623    0.40

                                                     Total Investments in Japanese
                                                     Common Stocks                             693,633       429,574    0.92

                                           Face
                                          Amount             Convertible Bonds

Hong Kong           Food &        US$   2,000,000    Dairy Farms International Holdings
                    Beverage                         Ltd., 6.50% due 5/10/2049               1,977,000     1,540,000    3.30

                                                     Total Investments in Hong Kong
                                                     Convertible Bonds                       1,977,000     1,540,000    3.30

Japan               Auto &        YEN  25,000,000    No. 2 Toyota Motor Corp., 1.20%
                    Truck                            due 1/28/1998                             286,365       374,399    0.80

                    Chemicals          50,000,000    No. 6 Sumitomo Bakelite Co., Ltd.,
                                                     1.20% due 9/29/2006                       521,478       470,955    1.01

                    Electronics        40,000,000    No. 2 Kokusai Electric Co., 1.30%
                                                     due 9/30/2002                             452,059       341,767    0.73
                                       50,000,000    No. 5 Matsushita Electric
                                                     Industrial Co., 1.30% due
                                                     3/29/2002                                 513,387       496,571    1.07
                                       37,000,000    No. 6 Sanyo Electric Co., Ltd.,
                                                     1.70% due 11/29/2002                      391,721       292,220    0.63
                                       50,000,000    No. 11 Sharp Corp., 1.50% due
                                                     9/30/1998                                 551,096       443,367    0.95
                                       50,000,000    No. 2 Tokyo Electron Ltd., 0.90%
                                                     due 9/30/2003                             572,581       610,862    1.31
                                                                                          ------------  ------------  -------
                                                                                             2,480,844     2,184,787    4.69

                    Food & Beverage    50,000,000    No. 9 Asahi Breweries, Ltd.,
                                                     0.95% due 12/26/2002                      557,338       476,472    1.02
                                       50,000,000    No. 1 Sanyo Coca-Cola Bottling,
                                                     Inc., 0.90% due 6/30/2003                 522,384       391,345    0.84
                                       50,000,000    No. 3 Sapporo Breweries, Ltd.,
                                                     1.20% due 12/18/2009                      525,379       386,222    0.83
                                                                                          ------------  ------------  -------
                                                                                             1,605,101     1,254,039    2.69
                    Industrial         70,000,000    No. 3 Sony Corp., 1.40% due
                                                     9/30/2003                                 832,971       940,175    2.02

                    Leisure            50,000,000    No. 5 Canon Co., 1% due 12/20/2002        639,008       768,897    1.65

                    Machinery         100,000,000    No. 8 Matsushita Electric Works,
                                                     Ltd., 2.70% due 5/31/2002               1,228,409     1,079,846    2.32
                                       25,000,000    No. 8 NEC Corp., 1.70% due
                                                     3/31/1999                                 315,788       314,298    0.67
                                                                                          ------------  ------------  -------
                                                                                             1,544,197     1,394,144    2.99

                    Retail Stores      50,000,000    No. 1 Taiyo Company Ltd., 2.50%
                                                     due 2/28/2002                             594,601       388,587    0.84

                    Transportation     50,000,000    No. 6 Keihan Electric Railway Co.,
                                                     Ltd., 1% due 3/31/2003                    539,009       354,694    0.76
                                       50,000,000    No. 1 Nankai Electric Railway Co.,
                                                     Ltd., 2.70% due 3/30/2001                 593,306       404,745    0.87
                                       50,000,000    No. 6 Yamato Transport Co., Ltd.,
                                                     1.70% due 9/30/2002                       539,151       472,925    1.02
                                                                                          ------------  ------------  -------
                                                                                             1,671,466     1,232,364    2.65

                                                     Total Investments in Japanese
                                                     Convertible Bonds                      10,176,031     9,008,347   19.34

                                                     Total Investments in Pacific
                                                     Basin Securities                       13,550,864    11,791,671   25.31

WESTERN                                    Shares
EUROPE                                      Held                 Common Stocks

United Kingdom      Business Services      71,944    Cordiant PLC (Ordinary)                   170,504       150,720    0.32

                                                     Total Investments in United
                                                     Kingdom Common Stocks                     170,504       150,720    0.32

                                           Face
                                          Amount             Convertible Bonds

France              Leisure       Frf   4,200,000    Euro Disney SCA, 6.75% due
                                                     10/01/2001                                686,298       789,000    1.69

                    Pharmaceuticals         7,000    Sanofi S.A., 4% due 1/01/2000
                                                     (Units)                                   498,434       710,015    1.53

                                                     Total Investments in French
                                                     Convertible Bonds                       1,184,732     1,499,015    3.22

Italy               Foreign       US$     500,000    Republic of Italy, 5% due
                    Government                       6/28/2001                                 508,750       490,000    1.05
                    Obligations

                                                     Total Investments in Italian
                                                     Convertible Bonds                         508,750       490,000    1.05

United Kingdom      Food &        Pound   500,000    Allied-Lyons PLC, 6.75% due
                    Beverage   Sterling              7/07/2008                                 858,247       781,550    1.68
                                  US$   1,000,000    Grand Metropolitan PLC, 6.50% due
                                                     1/31/2000                               1,082,500     1,230,000    2.64
                                  Pound   550,000    Northern Foods PLC, 6.75% due
                               Sterling              8/08/2008                                 867,775       799,414    1.72

                                                     Total Investments in United
                                                     Kingdom Convertible Bonds               2,808,522     2,810,964    6.04

                                                     Total Investments in Western
                                                     European Securities                     4,672,508     4,950,699   10.63


                                                     Short-Term Securities

United States       Commercial    US$   1,321,000    General Motors Acceptance Corp.,
                    Paper*                           5.68% due 5/01/1997                     1,321,000     1,321,000    2.83

                    US Government       1,000,000    US Treasury Bills, 4.75% due
                    Obligations*                     5/01/1997                               1,000,000     1,000,000    2.15

                                                     Total Investments in Short-Term
                                                     Securities                              2,321,000     2,321,000    4.98

                    Total Investments                                                     $ 46,341,186    46,263,162   99.31
                                                                                          ============
                    Unrealized Appreciation on Forward Foreign Exchange Contracts**                           96,574    0.21

                    Other Assets Less Liabilities                                                            225,602    0.48
                                                                                                        ------------  -------
                    Net Assets                                                                          $ 46,585,338  100.00%
                                                                                                        ============  =======

                 (a)American Depositary Receipts (ADR).
                  ++Non-income producing security.
                   *Commercial Paper and certain US Government Obligations
                    are traded on a discount basis; the interest rates shown
                    are the discount rates paid at the time of purchase by
                    the Fund.
                  **Forward foreign exchange contracts as of April 30, 1997 were as follows:
                    Foreign                                     Unrealized Appreciation
                    Currency Sold            Expiration Date                  (Note 1c)
                    YEN    300,000,000          June 1997                       $96,574

                    Total Unrealized Appreciation on Forward Foreign
                    Exchange Contracts--Net (US$ Commitment--$2,477,291)        $96,574
                                                                                =======

                    See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
                    As of April 30, 1997
Assets:             Investments, at value (identified cost--$46,341,186) (Note 1a)                          $ 46,263,162
                    Unrealized appreciation on forward foreign exchange contracts
                    (Note 1c)                                                                                     96,574
                    Cash                                                                                             347
                    Foreign cash (Note 1b)                                                                       129,895
                    Receivables:
                      Interest                                                             $    329,049
                      Dividends                                                                  49,217
                      Capital shares sold                                                        34,186          412,452
                                                                                           ------------
                    Prepaid expenses and other assets (Note 1f)                                                  224,298
                                                                                                            ------------
                    Total assets                                                                              47,126,728
                                                                                                            ------------

Liabilities:        Payables:
                      Capital shares redeemed                                                   267,212
                      Distributor (Note 2)                                                       26,456
                      Investment adviser (Note 2)                                                25,932          319,600
                                                                                           ------------
                    Accrued expenses                                                                             221,790
                                                                                                            ------------
                    Total liabilities                                                                            541,390
                                                                                                            ------------

Net Assets:         Net assets                                                                              $ 46,585,338
                                                                                                            ============

Net Assets          Class A Shares of Common Stock, $0.10 par value, 100,000,000
Consist of:         shares authorized                                                                       $     93,899
                    Class B Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                            245,752
                    Class C Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                             21,715
                    Class D Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                             66,517
                    Paid-in capital in excess of par                                                          42,400,068
                    Accumulated investment loss--net                                                            (479,135)
                    Undistributed realized capital gains on investments and foreign
                    currency transactions--net                                                                 4,221,392
                    Unrealized appreciation on investments and foreign currency
                    transactions--net                                                                             15,130
                                                                                                            ------------
                    Net assets                                                                              $ 46,585,338
                                                                                                            ============

Net Asset           Class A--Based on net assets of $10,168,947 and 938,992 shares
Value:                       outstanding                                                                    $      10.83
                                                                                                            ============
                    Class B--Based on net assets of $26,835,940 and 2,457,518 shares
                             outstanding                                                                    $      10.92
                                                                                                            ============
                    Class C--Based on net assets of $2,367,763 and 217,145 shares
                             outstanding                                                                    $      10.90
                                                                                                            ============
                    Class D--Based on net assets of $7,212,688 and 665,175 shares
                             outstanding                                                                    $      10.84
                                                                                                            ============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
                    For the Six Months Ended April 30, 1997
Investment          Interest and discount earned (net of $6,180 foreign withholding tax)                    $    961,930
Income              Dividends (net of $496 foreign withholding tax)                                              411,465
(Notes 1d & 1e):                                                                                            ------------
                    Total income                                                                               1,373,395
                                                                                                            ------------

Expenses:           Investment advisory fees (Note 2)                                      $    197,005
                    Account maintenance and distribution fees--Class B (Note 2)                 170,066
                    Transfer agent fees--Class B (Note 2)                                        84,417
                    Printing and shareholder reports                                             57,648
                    Registration fees (Note 1f)                                                  48,989
                    Accounting services (Note 2)                                                 37,763
                    Transfer agent fees--Class A (Note 2)                                        32,799
                    Professional fees                                                            31,612
                    Directors' fees and expenses                                                 22,999
                    Account maintenance and distribution fees--Class C (Note 2)                  18,073
                    Transfer agent fees--Class D (Note 2)                                        17,658
                    Account maintenance fees--Class D (Note 2)                                    9,960
                    Transfer agent fees--Class C (Note 2)                                         9,601
                    Custodian fees                                                                6,884
                    Pricing fees                                                                  4,588
                    Other                                                                         2,281
                                                                                           ------------
                    Total expenses                                                                               752,343
                                                                                                            ------------
                    Investment income--net                                                                       621,052
                                                                                                            ------------

Realized &          Realized gain from:
Unrealized Gain       Investments--net                                                        3,704,011
(Loss) on             Foreign currency transactions--net                                         81,362        3,785,373
Investments &                                                                              ------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net     Investments--net                                                         (206,452)
(Notes 1b, 1c,        Foreign currency transactions--net                                         30,189         (176,263)
1e & 3):                                                                                   ------------     ------------
                    Net realized and unrealized gain on investments and foreign
                    currency transactions                                                                      3,609,110
                                                                                                            ------------
                    Net Increase in Net Assets Resulting from Operations                                    $  4,230,162
                                                                                                            ============

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           For the Six        For the
                                                                                          Months Ended      Year Ended
                    Increase (Decrease) in Net Assets:                                   April 30, 1997    Oct. 31, 1996
Operations:         Investment income--net                                                 $    621,052     $  1,655,902
                    Realized gain on investments and foreign currency transactions
                    --net                                                                     3,785,373        1,834,024
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                     (176,263)       2,580,476
                                                                                           ------------     ------------
                    Net increase in net assets resulting from operations                      4,230,162        6,070,402
                                                                                           ------------     ------------

Dividends &         Investment income--net:
Distributions to      Class A                                                                  (353,820)        (694,324)
Shareholders          Class B                                                                  (593,267)      (1,473,613)
(Note 1g):            Class C                                                                   (59,622)        (112,375)
                      Class D                                                                  (176,095)        (224,218)
                    Realized gain on investments--net:
                      Class A                                                                  (371,546)        (820,273)
                      Class B                                                                  (771,279)      (2,671,664)
                      Class C                                                                   (84,137)        (180,592)
                      Class D                                                                  (171,039)        (171,093)
                                                                                           ------------     ------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                            (2,580,805)      (6,348,152)

Capital Share       Net decrease in net assets derived from capital share
Transactions        transactions                                                            (24,342,942)     (20,834,705)
(Note 4):                                                                                  ------------     ------------

Net Assets:         Total decrease in net assets                                            (22,693,585)     (21,112,455)
                    Beginning of period                                                      69,278,923       90,391,378
                                                                                           ------------     ------------
                    End of period*                                                         $ 46,585,338     $ 69,278,923
                                                                                           ============     ============

                   *Undistributed (accumulated) investment income (loss)--net              $   (479,135)    $     82,617
                                                                                           ============     ============

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

                                                                                           Class A

                    The following per share data and ratios have       For the
                    been derived from information provided in the     Six Months
                    financial statements.                               Ended
                                                                      April 30,       For the Year Ended October 31,
                    Increase (Decrease) in Net Asset Value:            1997++     1996++    1995      1994       1993
Per Share           Net asset value, beginning of period              $  10.54   $  10.71  $  10.75  $  11.08   $   9.79
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .15        .32       .42       .33        .23
                    Realized and unrealized gain (loss) on
                    investments and foreign currency transactions
                    --net                                                  .61        .62       .11      (.27)      1.45
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                       .76        .94       .53       .06       1.68
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.25)      (.48)     (.46)     (.30)      (.23)
                      Realized gain on investments--net                   (.22)      (.63)     (.11)     (.09)      (.16)
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.47)     (1.11)     (.57)     (.39)      (.39)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.83   $  10.54  $  10.71  $  10.75   $  11.08
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                   7.47%+++   9.34%     5.10%      .61%     17.64%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                             1.78%*     1.57%     1.38%     1.66%      2.22%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income--net                               2.77%*     3.05%     4.03%     2.97%      2.36%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 10,169   $ 17,741  $ 23,634  $  7,850   $  4,557
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                   8.60%     14.72%   101.12%    38.04%     26.02%
                                                                      ========   ========  ========  ========   ========
                    Average commission rate paid++++                  $  .0622   $  .0679        --        --         --
                                                                      ========   ========  ========  ========   ========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.
                  ++Based on average shares outstanding during the period.
                ++++For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                ++++Based on average shares outstanding during the period.
              ++++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (concluded)

                                                                                             Class B

                    The following per share data and ratios have       For the
                    been derived from information provided in the     Six Months
                    financial statements.                               Ended
                                                                      April 30,       For the Year Ended October 31,
                    Increase (Decrease) in Net Asset Value:           1997++++   1996++++    1995      1994       1993
Per Share           Net asset value, beginning of period              $  10.61   $  10.77  $  10.80  $  11.13   $   9.84
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .09        .21       .37       .21        .13
                    Realized and unrealized gain (loss) on
                    investments and foreign currency transactions
                    --net                                                  .63        .62       .05      (.25)      1.46
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                       .72        .83       .42      (.04)      1.59
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.19)      (.36)     (.34)     (.20)      (.14)
                      Realized gain on investments--net                   (.22)      (.63)     (.11)     (.09)      (.16)
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.41)      (.99)     (.45)     (.29)      (.30)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.92   $  10.61  $  10.77  $  10.80   $  11.13
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                   6.96%+++   8.13%     4.01%     (.37%)    16.45%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                             2.85%*     2.64%     2.37%     2.69%      3.26%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income--net                               1.68%*     1.98%     2.95%     1.95%      1.32%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 26,836   $ 38,830  $ 58,660  $ 53,121   $ 29,831
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                   8.60%     14.72%   101.12%    38.04%     26.02%
                                                                      ========   ========  ========  ========   ========
                    Average commission rate paid++++++                $  .0622   $  .0679        --        --         --
                                                                      ========   ========  ========  ========   ========

                                                                                                Class C

                                                                                                                 For the
                    The following per share data and ratios have               For the                           Period
                    been derived from information provided in the             Six Months                         Oct. 21,
                    financial statements.                                       Ended         For the Year      1994++ to
                                                                               April 30,    Ended October 31,    Oct. 31,
                    Increase (Decrease) in Net Asset Value:                    1997++++   1996++++      1995     1994++++
Per Share           Net asset value, beginning of period                      $  10.59   $  10.75    $  10.81   $  10.74
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income--net                                         .09        .21         .36         --
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net                             .62        .62         .05        .07
                                                                              --------   --------    --------   --------
                    Total from investment operations                               .71        .83         .41        .07
                                                                              --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                                      (.18)      (.36)       (.36)        --
                      Realized gain on investments--net                           (.22)      (.63)       (.11)        --
                                                                              --------   --------    --------   --------
                    Total dividends and distributions                             (.40)      (.99)       (.47)        --
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $  10.90   $  10.59    $  10.75   $  10.81
                                                                              ========   ========    ========   ========

Total Investment    Based on net asset value per share                           6.89%+++   8.14%       3.89%       .65%+++
Return:**                                                                     ========   ========    ========   ========

Ratios to Average   Expenses                                                     2.88%*     2.65%       2.41%      5.64%*
Net Assets:                                                                   ========   ========    ========   ========
                    Investment income (loss)--net                                1.66%*     1.97%       2.99%     (1.74%)*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $  2,368   $  4,123    $  4,598   $    203
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                           8.60%     14.72%     101.12%     38.04%
                                                                              ========   ========    ========   ========
                    Average commission rate paid++++++                        $  .0622   $  .0679          --         --
                                                                              ========   ========    ========   ========


                                                                                                Class D

                                                                                                                 For the
                    The following per share data and ratios have               For the                           Period
                    been derived from information provided in the             Six Months                         Oct. 21,
                    financial statements.                                       Ended         For the Year      1994++ to
                                                                               April 30,    Ended October 31,    Oct. 31,
                    Increase (Decrease) in Net Asset Value:                    1997++++   1996++++      1995     1994++++
Per Share           Net asset value, beginning of period                      $  10.55   $  10.72    $  10.76   $  10.69
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income--net                                         .13        .31         .42         --
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net                             .62        .61         .09        .07
                                                                              --------   --------    --------   --------
                    Total from investment operations                               .75        .92         .51        .07
                                                                              --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                                      (.24)      (.46)       (.44)        --
                      Realized gain on investments--net                           (.22)      (.63)       (.11)        --
                                                                              --------   --------    --------   --------
                    Total dividends and distributions                             (.46)     (1.09)       (.55)        --
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $  10.84   $  10.55    $  10.72   $  10.76
                                                                              ========   ========    ========   ========

Total Investment    Based on net asset value per share                           7.31%+++   9.07%       4.87%       .65%+++
Return:**                                                                     ========   ========    ========   ========

Ratios to Average   Expenses                                                     2.05%*     1.77%       1.62%      5.13%*
Net Assets:                                                                   ========   ========    ========   ========
                    Investment income (loss)--net                                2.45%*     2.85%       3.79%     (1.24%)*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $  7,212   $  8,585    $  3,499   $    179
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                           8.60%     14.72%     101.12%     38.04%
                                                                              ========   ========    ========   ========
                    Average commission rate paid++++++                        $  .0622   $  .0679          --         --
                                                                              ========   ========    ========   ========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                 +++Aggregate total investment return.
                  ++Commencement of Operations.
                ++++For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                ++++Based on average shares outstanding during the period.
              ++++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Global Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--The Fund may purchase or sell interest rate futures contacts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may by imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of 0.65% of the average daily value of the Fund's net assets.

Pursuant to the distribution plans (the "Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                         Account       Distribution
                                      Maintenance Fee      Fee

Class B                                    0.25%           0.75%
Class C                                    0.25%           0.75%
Class D                                    0.25%             --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


NOTES TO FINANCIAL STATEMENTS (concluded)


For the six months ended April 30, 1997, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                        MLFD          MLPF&S

Class A                                 $ 11          $  188
Class D                                 $180          $2,430

For the six months ended April 30, 1997, MLPF&S received contingent deferred sales charges of $172,692 and $1,209 relating to transactions in Class B and Class C Shares, respectively.
Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Accounting services are provided to the Fund by MLAM at cost. Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1997 were $4,912,361 and $26,479,022, respectively.

Net realized and unrealized gains (losses) as of April 30, 1997 were as follows:

                                    Realized      Unrealized
                                 Gains (Losses) Gains (Losses)

Long-term investments           $  3,704,354     $   (78,024)
Short-term investments                  (343)             --
Foreign currency transactions       (216,624)         (3,420)
Forward foreign exchange             297,986          96,574
contracts                       ------------     -----------
Total                           $  3,785,373     $    15,130
                                ============     ===========

As of April 30, 1997, net unrealized depreciation for Federal income tax purposes aggregated $78,024, of which $3,952,011 related to appreciated securities and $4,030,035 related to depreciated securities. At April 30, 1997, the aggregate cost of investments for Federal income tax purposes was $46,341,186.

4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions were $24,342,942 and $20,834,705 for the six months ended April 30, 1997 and the year ended October 31, 1996, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended April 30, 1997                  Shares        Amount

Shares sold                          949,621   $  10,115,422
Shares issued to shareholders in
reinvestment of dividends
and distributions                     59,638         620,254
                                ------------   -------------
Total issued                       1,009,259      10,735,676
Shares redeemed                   (1,753,846)    (18,676,545)
                                ------------   -------------
Net decrease                        (744,587)  $  (7,940,869)
                                ============   =============


Class A Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                          685,844    $  7,246,703
Shares issued to shareholders in
reinvestment of dividends
and distributions                    135,086       1,380,166
                                ------------   -------------
Total issued                         820,930       8,626,869
Shares redeemed                   (1,343,548)    (14,564,322)
                                ------------   -------------
Net decrease                        (522,618)  $  (5,937,453)
                                ============   =============

Class B Shares for the
Six Months Ended                                    Dollar
April 30, 1997                        Shares        Amount

Shares sold                          184,406   $   1,990,125
Shares issued to shareholders in
reinvestment of dividends
and distributions                     99,186       1,040,450
                                ------------   -------------
Total issued                         283,592       3,030,575
Automatic conversion of shares       (18,444)       (197,620)
Shares redeemed                   (1,466,325)    (15,783,249)
                                ------------   -------------
Net decrease                      (1,201,177)  $ (12,950,294)
                                ============   =============


Class B Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount


Shares sold                          958,130   $  10,188,233
Shares issued to shareholders in
reinvestment of dividends
and distributions                    295,014       3,025,724
                                ------------   -------------
Total issued                       1,253,144      13,213,957
Automatic conversion of shares      (559,618)     (5,864,176)
Shares redeemed                   (2,481,068)    (26,810,294)
                                ------------   -------------
Net decrease                      (1,787,542)  $ (19,460,513)
                                ============   =============

Class C Shares for the
Six Months Ended                                    Dollar
April 30, 1997                        Shares        Amount

Shares sold                           26,640   $     286,552
Shares issued to shareholders in
reinvestment of dividends
and distributions                     11,374         118,944
                                ------------   -------------
Total issued                          38,014         405,496
Shares redeemed                     (210,116)     (2,256,712)
                                ------------   -------------
Net decrease                        (172,102)  $  (1,851,216)
                                ============   =============

Class C Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                          234,669   $   2,490,027
Shares issued to shareholders in
reinvestment of dividends
and distributions                     21,832         223,912
                                ------------   -------------
Total issued                         256,501       2,713,939
Shares redeemed                     (294,992)     (3,188,951)
                                ------------   -------------
Net decrease                         (38,491)  $    (475,012)
                                ============   =============


Class D Shares for the
Six Months Ended                                    Dollar
April 30, 1997                        Shares        Amount

Shares sold                           22,390   $     239,652
Automatic conversion of shares        18,467         197,620
Shares issued to shareholders in
reinvestment of dividends
and distributions                     23,285         243,245
                                ------------   -------------
Total issued                          64,142         680,517
Shares redeemed                     (212,876)     (2,281,080)
                                ------------   -------------
Net decrease                        (148,734)  $  (1,600,563)
                                ============   =============


Class D Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                          225,183    $  2,423,111
Automatic conversion of shares       562,293       5,864,176
Shares issued to shareholders in
reinvestment of dividends
and distributions                     27,215         280,369
                                ------------   -------------
Total issued                         814,691       8,567,656
Shares redeemed                     (327,147)     (3,529,383)
                                ------------   -------------
Net increase                         487,544   $   5,038,273
                                ============   =============